Convertible Notes Payables (Details) - USD ($)								1 Months Ended		6 Months Ended		12 Months Ended
	May 05, 2026	Feb. 15, 2026	Jan. 23, 2026	Nov. 12, 2025	Sep. 03, 2025	Jun. 20, 2025	Jan. 10, 2025	Feb. 15, 2026	Jul. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 01, 2025	Nov. 24, 2025	Aug. 29, 2025	Dec. 31, 2024	Jul. 31, 2024	Jun. 16, 2024
Convertible Notes Payables [Line Items]
Number of shares issued (in Shares)												11,450,000
Maturity date												Oct. 31, 2025
Principal amount			$ 1,630,435
Aggregate purchase price			$ 1,500,000
Unpaid interest included in accrued expenses and other current liabilities										$ 37,685
Repayments of notes payable										180,811
Percentage of vwap		93.00%
Floor price (in Dollars per share)		$ 0.5
Adjusted customary equity events (in Dollars per share)		10						$ 10
Loss on extinguishment of debt										$ (875,609)
Share price (in Dollars per share)														$ 0.97	$ 0.97
Conversion price		$ 3
August SPA Warrants [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)															215,299
Warrant [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)					150,709
Exercise price (in Dollars per share)										$ 0.01		$ 16.88
Second Warran [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)				64,590
January Warrant [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)			64,590
Share price (in Dollars per share)			$ 0.01
June 2025 Notes [Member]
Convertible Notes Payables [Line Items]
Redemption premium percentage									40.00%			20.00%
July 2025 Notes [Member]
Convertible Notes Payables [Line Items]
Conversion rate (in Dollars per share)									$ 30
Aggregate amount									$ 400,000
Redemption premium percentage									20.00%
The June and July 2025 Notes [Member]
Convertible Notes Payables [Line Items]
Convertible notes									$ 2,614,318
Conversion rate (in Dollars per share)									$ 17.69
Number of shares converted (in Shares)									237,104
Aggregate amount									$ 0
The PC4 Convertible Note [Member]
Convertible Notes Payables [Line Items]
Interest expense												$ 35,452
Aggregate amount												$ 770,000
Carries an interest rate												18%
Plus interest repayable									$ 100,000
Repaid amount												$ 770,000
Due amount												0
Senior Convertible Notes [Member]
Convertible Notes Payables [Line Items]
Convertible notes			$ 1,630,435							$ 1,596,964		917,016
Fixed interest rate					12.00%
Interest expense										215,605		116,736
Principal amount				$ 1,630,435	$ 3,804,348					4,454,521		4,577,763			$ 5,434,783
Purchase of warrants (in Shares)			64,590
Original issue discount rate				8.00%
Aggregate purchase price				$ 1,500,000	$ 3,500,000
Bear interest rate					7.00%
Fair value of convertible note												3,468,563
Unamortized debt issuance cost										434,783		434,783
Interest amount										104,474		59,996
Unpaid interest included in accrued expenses and other current liabilities												56,740
Unpaid interest										$ 104,474		$ 59,996
Senior Convertible Notes [Member] | First Warrant [Member]
Convertible Notes Payables [Line Items]
Original issue discount rate					8.00%
August Note SPA [Member]
Convertible Notes Payables [Line Items]
Number of shares issued (in Shares)										1,000,000		1,000,000
August Note SPA [Member] | Warrant [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)										215,299		215,299
Letter Agreement [Member]
Convertible Notes Payables [Line Items]
Aggregate amount													$ 1,017,663
Principal amount										$ 168,982
Conversion price percentage				93.00%									93.00%
Interest amount										11,829
Unpaid interest										11,829
Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Convertible notes																		$ 2,500,000
Redeemable notes																	$ 350,000
Conversion rate (in Dollars per share)							$ 0.4
Number of shares issued (in Shares)						6,182,122
Number of shares converted (in Shares)						555,781
Interest expense						$ 766,585
Aggregate amount												$ 0				$ 2,472,848
Principal amount				$ 1,630,435	$ 3,804,348
Principal market trading thereafter		$ 40,000
Convertible notes										5,158,107		$ 3,468,563
Loss on extinguishment of debt										$ 367,874
Convertible Notes Payable [Member] | Warrant [Member]
Convertible Notes Payables [Line Items]
Exercise price (in Dollars per share)										$ 16.88
Convertible Notes Payable [Member] | January Warrant [Member]
Convertible Notes Payables [Line Items]
Loss on extinguishment of debt										$ 367,874
Convertible Notes Payable [Member] | The PC4 Convertible Note [Member]
Convertible Notes Payables [Line Items]
Carries an interest rate												12%
Convertible Notes Payable [Member] | Letter Agreement [Member]
Convertible Notes Payables [Line Items]
Interest amount										169,123		$ 56,740
Unpaid interest										$ 169,123		$ 56,740
Converted Shares [Member]
Convertible Notes Payables [Line Items]
Number of shares issued (in Shares)						6,182,122
Number of shares converted (in Shares)						555,781
Class A Ordinary Shares [Member]
Convertible Notes Payables [Line Items]
Number of shares issued (in Shares)												11,450,000
Number of shares converted (in Shares)										4,126,947
Principal market per trading day		$ 10,000
Loss on extinguishment of debt	$ 507,735
Class A Ordinary Shares [Member] | January Warrant [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)												64,590
Share price (in Dollars per share)												$ 0.01
Class A Ordinary Shares [Member] | The June and July 2025 Notes [Member]
Convertible Notes Payables [Line Items]
Number of shares converted (in Shares)									237,104
Class A Ordinary Shares [Member] | Senior Convertible Notes [Member]
Convertible Notes Payables [Line Items]
Conversion rate (in Dollars per share)										$ 13.51		$ 13.51
Number of shares converted (in Shares)										1,026,309		321,189
Principal amount										$ 1,492,490		$ 857,020
Class A Ordinary Shares [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)				64,590	150,709
Minimum [Member]
Convertible Notes Payables [Line Items]
Percentage of discount rate for investments												20.00%
Beneficially owned percentage										4.99%		4.99%
Minimum [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Fixed interest rate							15.00%
Maximum [Member]
Convertible Notes Payables [Line Items]
Percentage of discount rate for investments												40.00%
Beneficially owned percentage										9.99%		9.99%
Maximum [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Fixed interest rate							30.00%